UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF LOSS [Abstract]
Revenue, net	$ 7,832	$ 3,547
Voyage expenses	(633)	(311)
Vessels operating expenses	(3,121)	(1,995)
Management fees	(434)	(298)
General and administrative expenses	(1,531)	(687)
Depreciation and amortization expenses	(1,721)	(1,181)
Amortization of deferred drydocking costs	(499)	(259)
Operating loss	(107)	(1,184)
Interest and finance costs	(1,369)	(2,040)
Interest income	94	79
Gain/(loss) on equity-linked instruments, net	1,010	(537)
Other income/(costs), net	5	(12)
Net loss	(367)	(3,694)
Cumulative dividends on Series A Preferred Shares	(2,436)	(1,272)
Net loss attributable to common shareholders	$ (2,803)	$ (4,966)
Loss per common share, basic (in dollars per share)	$ (0.95)	$ (16.81)
Loss per common share, diluted (in dollars per share)	$ (0.95)	$ (16.81)
Weighted average number of shares, basic (in shares)	2,947,013	295,474
Weighted average number of shares, diluted (in shares)	2,947,013	295,474